KOLASCO CORP.- CONDENSED BALANCE SHEETS (A Development Stage Company) (USD $)	Nov. 30, 2012		Aug. 31, 2012
Current Assets
Cash and cash equivalents	$ 21,414		$ 7,199
Property and equipment, net	1,025		768
Total Assets	22,439		7,967
Liabilities
Loan from shareholder	973		973
Total Liabilities	973		973
Stockholders Equity (Deficit)
Common stock	3,600	[1]	3,600	[1]
Additional paid in capital	18,400		18,400
Deficit accumulated during the development stage	(534)		(15,006)
Total Stockholders Equity (Deficit)	21,466		6,994
Total Liabilities and Stockholders Equity (Deficit)	$ 22,439		$ 7,967

[1]	Common stock, par value $0.001; 75,000,000 shares authorized, 3,600,000 shares issued and outstanding